RBC Microcap Value Fund

RBC FUNDS TRUST

RBC Microcap Value Fund

Supplement dated March 30, 2017 to the Prospectus for the RBC Equity Funds dated January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Microcap Value Fund

On the Effective Date, the benchmark index for the RBC Microcap Value Fund will change from the Russell 2000® Value Index to the Russell Microcap Value Index. The benchmark index is being changed because the Russell Microcap Value Index more accurately reflects the characteristics of the Fund. No changes to the Fund’s investment policies or investment strategy are contemplated in connection with the benchmark change.

The table under the heading titled “Performance Table” on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class I Before Taxes	25.94%	17.04%	6.62%	9.89%
Class I After Taxes on Distributions	24.35%	16.40%	6.02%	8.50%
Class I After Taxes on Distributions and Sale of Shares	15.99%	13.78%	5.24%	7.98%
Class A Before Taxes	18.37%	15.36%	5.72%	9.39%
Russell Microcap Value Index (reflects no deduction for fees, expenses or taxes)	30.59%	16.92%	5.26%	N/A [1]
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from August 31, 1987)	31.74%	15.07%	6.26%	10.29%

[1]	The since inception return is not provided because the inception date of the Russell Microcap Value Index was June 1, 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Average Annual Total Returns - RBC Microcap Value Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception		Inception Date
Class I	25.94%	17.04%	6.62%	9.89%
Class I | After Taxes on Distributions	24.35%	16.40%	6.02%	8.50%
Class I | After Taxes on Distributions and Sale of Shares	15.99%	13.78%	5.24%	7.98%
Class A	18.37%	15.36%	5.72%	9.39%
Russell Microcap Value Index	30.59%	16.92%	5.26%		[1]
Russell 2000® Value Index	31.74%	15.07%	6.26%	10.29%		Aug. 31, 1987
[1]	The since inception return is not provided because the inception date of the Russell Microcap Value Index was June 1, 2005.